Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2021
Ambulnz, Inc. [Member]
Subsequent Events (Tables) [Line Items]
Schedule of reduction to additional paid-in capital
Common Stock outstanding prior to the Business Combination	11,500,000
Less Redemptions	(6,202,903)
Net of Redemptions	5,297,097
Shares issued in PIPE Financing	12,500,000
Sponsor Shares	2,573,213
Legacy Shares	79,699,128
Total Shares of Common Stock immediately after the Business Combination	100,069,438